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                                FUTUREVANTAGE
         GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
            ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

  SUPPLEMENT DATED SEPTEMBER 27, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


Effective September 27, 2001, the Merrill Lynch Global Bond Focus Investment Division is closed to new and subsequent premium payments and transfers of Investment Value.











  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.







HV-3309
333-13735